SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18:- SUBSEQUENT EVENTS

a.On February 17, 2022, the Company acquired all of the technology and other intangible assets from SecurityDam Ltd., which is a related company and the sole single-managed security service provider discussed in Note 1c and 17b(2) for a total consideration of (1) $30,000 in cash payable and (2) additional contingent consideration of up to $12,500 based on the performance of the Company’s cloud DDoS protection service after the acquisition.

b.In February 2022, the Company’s board of directors authorized a new plan for the repurchase of up to an aggregate of $80,000 of the Company’s ordinary shares in the open market, subject to normal trading restrictions, or in privately negotiated transactions.